Document And Entity Information	6 Months Ended
Jun. 30, 2025
Document Information [Line Items]
Document Type	S-3ASR
Entity Registrant Name	DOUGLAS DYNAMICS, INC.
Entity Central Index Key	0001287213
Amendment Flag	false